Related parties	12 Months Ended
Dec. 31, 2018
Related parties [Abstract]
Related parties
Note 10.- Related parties

During the normal course of business, the Company has historically conducted operations with related parties consisting mainly of Abengoa´s subsidiaries and non-controlling interests. The transactions were completed at market rates.

Further to the sale of its remaining 16.47% stake in the Company to Algonquin on November 27, 2018, Abengoa ceased to fulfill the conditions to be a related party as per IAS 24 - Related Parties Disclosures. Algonquin on its side is a related party since it completed the acquisition of a 25% stake in the Company in March 2018.
Details of balances with related parties as of December 31, 2018 and 2017 are as follows:

	Balance as of December 31,
	2018	2017

Credit receivables (current)	5,328	11,567
Total current receivables with related parties	5,328	11,567

Credit receivables (non-current)	-	2,108
Total non-current receivables with related parties	-	2,108

Trade payables (current)	19,352	63,409
Total current payables with related parties	19,352	63,409

Credit payables (non-current)	33,675	141,031
Total non-current payables with related parties	33,675	141,031

Receivables and payables as of December 31, 2018 fully relate to debts with non-controlling interests partners in Kaxu, Solaben 2&3 and Solacor 1&2.

Payables to related parties as of December 31, 2017 included mainly payables to Abengoa, mainly for Operation and Maintenance services.  The operation and maintenance services received in some of the Spanish solar assets of the Company include a variable portion payable in the long term. On April 26, 2018, Atlantica Yield plc purchased from Abengoa the long-term operation and maintenance payable accrued for the period up to December 31, 2017, which was recorded for an amount of $57.3 million at the date of repayment. The Company paid $18.3 million for this extinguishment of debt and accounted for the difference of $39.0 million with the carrying amount of the debt as an income in the profit and loss statement.

Total payables to Abengoa as of December 31, 2018 amount to $35.3 million, primarily made up of Operation and Maintenance services, but are not considered as related party balance anymore.

The transactions carried out by entities included in these consolidated financial statements with related parties not included in the consolidation perimeter of Atlantica Yield, primarily with Abengoa and with subsidiaries of Abengoa, during the twelve-month periods for the years ended December 31, 2018, 2017 and 2016 have been as follows:

	For the twelve-month period ended December 31,
	2018	2017	2016
Services rendered	-	3,495	1,220
Services received	(101,582)	(114,416)	(115,779)
Financial income	3,721	74	60
Financial expenses	(398)	(1,154)	(2,460)

Services received primarily include operation and maintenance services received by some assets.

As of December 31, 2017, the figures detailed in the table above do not include the compensation received from Abengoa in lieu of dividends from ACBH for $10.4 million. As of December 31, 2016, the figures do not include the compensation received from Abengoa in lieu of dividends from ACBH for $28.0 million, income for the cancellation of the subordinated debt Solnova Electricidad S.A. owed to Abener for $7.6 million and income of $1.7 million for discounts received from Abengoa for the prepayment of payables.

In addition, Abengoa maintains a number of obligations under EPC, O&M and other contracts, as well as indemnities covering certain potential risks. Additionally, Abengoa represented that further to the accession to the restructuring agreement, Atlantica Yield would not be a guarantor of any obligation of Abengoa with respect to third parties and agreed to indemnify the Company for any penalty claimed by third parties resulting from any breach in such representations. The Company has contingent assets, which have not been recognized as of December 31, 2018, related to the obligations of Abengoa referred above, which result and amounts will depend on the occurrence of uncertain future events. In particular as of April 26, 2018 and November 27, 2018 Abengoa agreed to pay Atlantica certain amounts subject to conditions which are beyond the control of the Company.

In November 2017, in the context of the agreement reached between Abengoa and Algonquin for the initial acquisition by Algonquin of 25.0% of the shares of the Company and based on the obligations of Abengoa under an EPC contract, the DOE signed a consent in relation to the Solana and Mojave projects which reduced the minimum ownership required by Abengoa in the Company from 30.0% to 16.0%. Solana received an aggregate amount of $120 million in payments from Abengoa ($42.5 million in December 2017 and $77.5 million in March 2018). Of the received sums, $95 million was used to repay Solana project debt and $25 million was set aside to cover other Abengoa obligations. In addition, in November 2018 in the context of the DOE consent to allow Abengoa to sell entirely its stake in Atlantica Yield, Solana received $16.5 million, of which $9 million was used to repay project debt and $7.5 million were set aside to cover potential repairs and other Abengoa obligations. Additionally, the long-term payments schedule signed between Abengoa and Solana was amended to include $7.4 million payable semi-annually over 2 years and $10.3 million payable semi-annually over the subsequent 4 years, beginning in January 2019. Solana also received a parcel of land adjacent to the Solana site accounted for at a fair value of $7.3 million. Furthermore, Abengoa agreed to pay $13 million to fund a reserve account progressively in 2020 and 2021. If Abengoa were not to make these payments, the Company would need to make them and in return will reduce the future bonus payments to Abengoa under the operation and maintenance agreements in the corresponding amounts. The aforementioned amounts result of Abengoa’s obligations as EPC contractor. Likewise, in November 2018, and after satisfying all conditions precedent to completion, the DOE signed a consent in relation to the Solana and Mojave projects for the sale of the remaining Abengoa’s 16.47% interest in the Company to Algonquin. The share sale was completed on November 27, 2018. The main part of the aforementioned amounts are based on the EPC Contract guarantee for liquidated damages considering the average production during the first three years of ramp-up period of the plant which is a service-concession arrangement under IFRIC 12 (intangible asset). For these amounts, the Company reduced the value of the intangible asset since this amount was a variable consideration. In addition, the amortization of the plant is adjusted accordingly.

The Company entered into a Financial Support Agreement on June 13, 2014 under which Abengoa agreed to maintain any guarantees and letters of credit that have been provided by it on behalf of or for the benefit of Atlantica Yield and its affiliates for a period of five years. As of December 31, 2018, the aforementioned guarantees amounted to $23 million. In the context of that agreement, in July 2017, Atlantica replaced guarantees amounting to $112 million previously issued by Abengoa, out of which $55 million were canceled in June 2018.